6. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Future Amortization Expense

The amortization expense related to the remaining core deposit intangible at December 31, 2012 is expected to be as follows:

2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible expense	$1,363,476